Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Income tax benefit	$ 0	$ 0
Federal taxes at statutory rate	21.00%	21.00%	21.00%	21.00%